Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2017
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016